SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016
Canadian dollars per US dollar [Member]
Statement [Line Items]
Closing foreign exchange rate	1.259	1.345	1.3052
Mexican pesos per US dollar [Member]
Statement [Line Items]
Closing foreign exchange rate	19.735	20.664	18.555
Peruvian soles per US dollar [Member]
Statement [Line Items]
Closing foreign exchange rate	3.244		0.3030